Interim Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Discount on Common Stock [Member]	Common Stock To Be Issued [Member]	Obligation to Issue Warrants [Member]	Preferred Shares [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 634	$ 22,415,121	$ (69,838)			$ 4,872,732	$ 1,465,389	$ (42,054,821)	$ (13,370,783)
Balance, shares at Dec. 31, 2018	634,471
Shares to be issued for cash				23,453					23,453
Shares to be issued for cash, shares
Shares and warrants issued for services	$ 72	63,365		1,224,000					1,287,437
Shares and warrants issued for services, shares	72,295
Shares issued on conversion of debt	$ 408	506,060							$ 506,468
Shares issued on conversion of debt, shares	407,536
Shares issued for debt settlement	$ 32	37,728							$ 37,760
Shares issued for debt settlement, shares	32,000
Shares to be issued and warrants issued for restructure of preferred shares and debt		5,075,436		6,154,801		(4,872,732)			6,357,505
Preferred shares issued for services						200			200
Net loss for the period							(93,044)	(3,078,120)	(3,171,164)
Balance at Dec. 31, 2019	$ 1,146	28,097,710	(69,838)	7,402,254		200	1,372,345	(45,132,941)	(8,329,124)
Balance, shares at Dec. 31, 2019	1,146,302
Shares to be issued for cash	$ 192	99,839							100,031
Shares to be issued for cash, shares	191,865
Shares and warrants issued for services	$ 320	636,128							636,448
Shares and warrants issued for services, shares	320,000
Shares issued on conversion of debt	$ 1,180	565,375							566,555
Shares issued on conversion of debt, shares	1,178,518
Issuance of shares to be issued	$ 1,766	1,384,487		(1,386,253)
Issuance of shares to be issued, shares	1,766,451
Preferred shares issued for services
Net loss for the period							189,591	(2,957,959)	(2,768,368)
Balance at Mar. 31, 2020	$ 4,604	30,783,539	(69,838)	6,016,001		200	1,561,936	(48,090,900)	(9,794,458)
Balance, shares at Mar. 31, 2020	4,603,136
Balance at Dec. 31, 2019	$ 1,146	28,097,710	(69,838)	7,402,254		200	1,372,345	(45,132,941)	(8,329,124)
Balance, shares at Dec. 31, 2019	1,146,302
Shares to be issued for cash	$ 192	99,839							$ 100,031
Shares to be issued for cash, shares	191,865								8,062,244
Shares and warrants issued for services	$ 1,360,784	1,356,481							$ 1,360,784
Shares and warrants issued for services, shares	4,303,000
Shares issued on conversion of debt	$ 52,941	3,524,064							$ 3,577,005
Shares issued on conversion of debt, shares	52,937,999
Issuance of shares to be issued	$ 16,880	7,504,574		(7,521,454)
Issuance of shares to be issued, shares	16,880,146
Shares issued for debt settlement	$ 612	42,245		1,555,244					1,598,101
Shares issued for debt settlement, shares	2,363,532
Preferred shares issued for services						2,107,040			2,107,040
Warrants issued for cash		768,008							768,008
Warrants issued for settlement of debt		328,329							328,329
Obligation to issue warrants					163,998				163,998
Shares issued on conversion of preferred shares	$ 17,944	1,578,687				(22,560)			1,574,071
Shares issued on conversion of preferred shares, shares	17,942,892
Net loss for the period							(120,263)	(6,177,099)	(6,297,362)
Balance at Dec. 31, 2020	$ 94,018	43,299,937	(69,838)	1,436,044	163,998	2,084,680	1,252,082	(51,310,040)	(3,049,119)
Balance, shares at Dec. 31, 2020	95,765,736
Shares to be issued for cash, shares	115,000
Shares and warrants issued for services	$ 150	302,598			(163,998)				138,750
Shares and warrants issued for services, shares	150,000
Shares issued on conversion of debt, shares	8,138,975
Shares issued for debt settlement	$ 8,254	$ 1,488,625		$ (1,436,044)					$ 60,835
Shares issued for debt settlement, shares	8,253,975
Cancellation of shares due to duplicate issuance, shares	(1,751,288)
Preferred shares issued for services						$ 849,600			$ (849,600)
Shares issued on conversion of preferred shares	$ 7,119	963,857				(208,680)			762,296
Shares issued on conversion of preferred shares, shares	7,118,548
Net loss for the period							(5,920)	(1,351,571)	(1,357,491)
Balance at Mar. 31, 2021	$ 109,541	$ 46,055,017	$ (69,838)			$ 2,725,600	$ 1,246,162	$ (52,661,611)	$ (2,595,129)
Balance, shares at Mar. 31, 2021	109,536,971